Derivative Instruments and Hedging Activities (Tables)	12 Months Ended
Jun. 30, 2014
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Schedule of Interest Rate Derivatives

The effects of derivative instruments on the Consolidated Financial Statements for June 30, 2014 are as follows:

	June 30, 2014
	Notional/ Contract Amount	Fair Value	Balance Sheet Location	Expiration Date
	(Dollars in Thousands)
Derivatives designated as hedging instruments

Interest rate swaps:
Effective July 1, 2013	$165,000	$103	Other liabilities	July 1, 2018
Effective August 19, 2013	75,000	(1,109)	Other liabilities	August 20, 2018
Effective October 9, 2013	50,000	(234)	Other liabilities	October 9, 2018
Effective March 28, 2014	75,000	(1,203)	Other liabilities	March 28, 2019
Effective June 5, 2015	60,000	(271)	Other liabilities	June 5, 2020

Interest rate caps:
Effective June 5, 2013	40,000	913	Other liabilities	June 5, 2018
Effective July 1, 2013	35,000	826	Other liabilities	July 1, 2018

Total	$500,000	$(975)

	Year Ended June 30, 2014
	Amount of Gain (Loss) Recognized in OCI on Derivatives, net of tax (Effective Portion)	Location of Gain (Loss) Recognized in Income on Derivatives (Ineffective Portion)	Amount of Gain (Loss) Recognized in Income on Derivatives (Ineffective Portion)
	(Dollars in Thousands)
Derivatives in cash flow hedges

Interest rate swaps:
Effective July 1, 2013	$(896)	Not Applicable	$—
Effective August 19, 2013	(656)	Not Applicable	—
Effective October 9, 2013	(138)	Not Applicable	—
Effective March 28, 2014	(711)	Not Applicable	—
Effective June 5, 2015	(883)	Not Applicable	—

Interest rate caps:
Effective June 5, 2013	(333)	Not Applicable	—
Effective July 1, 2013	(292)	Not Applicable	—

Total	$(3,909)		$—

The effects of derivative instruments on the Consolidated Financial Statements for June 30, 2013 are as follows:

	June 30, 2013
	Notional/ Contract Amount	Fair Value	Balance Sheet Location	Expiration Date
	(Dollars in Thousands)
Derivatives designated as hedging instruments

Interest rate swaps:
Effective July 1, 2013	$165,000	$1,617	Other assets	July 1, 2018
Effective June 5, 2015	60,000	1,220	Other assets	June 5, 2020

Interest rate caps:
Effective June 5, 2013	40,000	1,485	Other assets	June 5, 2018
Effective July 1, 2013	35,000	1,323	Other assets	July 1, 2018

Total	$300,000	$5,645

	June 30, 2013
	Amount of Gain (Loss) Recognized in OCI on Derivatives, net of tax (Effective Portion)	Location of Gain (Loss) Recognized in Income on Derivatives (Ineffective Portion)	Amount of Gain (Loss) Recognized in Income on Derivatives (Ineffective Portion)
	(Dollars in Thousands)
Derivatives in cash flow hedges

Interest rate swaps:
Effective July 1, 2013	$957	Not Applicable	$—
Effective June 5, 2015	722	Not Applicable	—

Interest rate caps:
Effective June 5, 2013	128	Not Applicable	—
Effective July 1, 2013	31	Not Applicable	—

Total	$1,838		$—